Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 19, 2013
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Aug. 19, 2013
Document Effective Date	Aug. 19, 2013
Prospectus Date	Nov. 28, 2012